Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2019	2020
	RMB	RMB
Salaries, welfare and outsourcing fee payable	94,939	117,505
Accrued advertising and other expenses	36,464	68,719
Accrued professional service fees	9,847	12,566
Security deposits from agents	3,546	9,408
Advance from agents	3,366	7,041
Accrued rental and property management fees	802	2,197
Accrued intangible assets	1,150	8,866
Accrued staff reimbursements	13,315	7,049
Others	3,526	3,750
Total	166,955	237,101